CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) shares in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
INCOME FROM INVESTMENTS/INVESTMENT INCOME:
Interest income from investments	$ 2,001,000
Dividend income		$ 4,129,000
Interest income		21,000
Other income		15,000
Total investment income		4,165,000
OTHER EXPENSES/EXPENSES:
Base management fees	715,000
General and administrative expenses	592,000
Reimbursement of shared services expenses	326,000
Advisory		705,000
Legal		37,000
Compliance and internal audit		34,000
Shareholder reporting		18,000
Custodian		24,000
Administrative		24,000
Preferred share remarketing and auction fees		18,000
Audit		12,000
Trustees' fees and expenses		15,000
Other		53,000
Total expenses before interest expense		940,000
Interest expense		554,000
Total expenses		1,494,000
Total expenses	1,633,000
Income before income tax expense	368,000
Net investment income		2,671,000
Income tax expense	(18,000)
Net income	$ 350,000
Weighted average common shares outstanding (in shares)	10,202
Net income per common share (in dollars per share)	$ 0.03
Realized and change in unrealized gain (loss) on investments
Net realized gain on investments		915,000
Net change in unrealized losses on investments		(123,346,000)
Net realized and change in unrealized losses on investments		(122,431,000)
Net decrease in net assets before preferred distributions resulting from operations		(119,760,000)
Distributions to preferred shareholders from net investment income		(126,000)
Net decrease in net assets attributable to common shares resulting from operations		$ (119,886,000)